COMMITMENTS AND CONTINGENT LIABILITIES - Narrative (Details)	1 Months Ended		12 Months Ended
	Apr. 30, 2025 USD ($)	Feb. 28, 2025 USD ($)	Dec. 31, 2025 USD ($) vessel tanker	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2018 vessel
Loss Contingencies [Line Items]
Container vessels acquired | vessel			7		7
Term of lease or charter			10 years
Long-term purchase commitment, amount			$ 0
Seadrill
Loss Contingencies [Line Items]
Litigation settlement, amount awarded from other party	$ 8,000,000.0	$ 48,000,000
Leading Liner Company
Loss Contingencies [Line Items]
Term of lease or charter			10 years
Debt for acquired equipment
Loss Contingencies [Line Items]
Long-term line of credit			$ 2,600,000,000	$ 2,900,000,000
Newbuilding Dual-Fuel Container Vessels
Loss Contingencies [Line Items]
Container vessels acquired | vessel			5
Other commitment			$ 848,100,000	818,100,000
Installation Of Optimization Upgrades
Loss Contingencies [Line Items]
Other commitment			$ 12,000,000.0	$ 20,200,000
Installation Of Optimization Upgrades | 9,500 TEU Container Vessels
Loss Contingencies [Line Items]
Number of vessels committed to vessel upgrades | vessel			3
Installation Of Optimization Upgrades | Chemical Tankers
Loss Contingencies [Line Items]
Number of tankers being upgraded | tanker			1
Installation Of Optimization Upgrades | 8,700 TEU Containership
Loss Contingencies [Line Items]
Number of vessels committed to vessel upgrades | vessel				4
Installation Of Optimization Upgrades | 10,600 TEU Containership
Loss Contingencies [Line Items]
Number of vessels committed to vessel upgrades | vessel				3
Capital Upgrades
Loss Contingencies [Line Items]
Other commitment			$ 12,900,000	$ 13,200,000